Document and Entity Information	Nov. 13, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001971543
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Nov. 13, 2023
Entity Registrant Name	Mural Oncology plc
Entity Incorporation State Country Code	L2
Entity File Number	001-41837
Entity Tax Identification Number	98-1748617
Entity Address, Address Line One	10 Earlsfort Terrace
Entity Address, City or Town	Dublin 2
Entity Address, Postal Zip Code	D02 T380
Entity Address, Country	IE
City Area Code	353
Local Phone Number	1-905-8020
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary Shares, nominal value $0.01
Trading Symbol	MURA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false